CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 14,725	$ 12,013
Time deposits		3,020
Accounts and other receivables	36,233	21,222
Trade deposits	3,482	4,806
Inventories	1,880	654
Prepaid expenses	85	110
Total current assets	56,405	41,825
Property, plant and equipment, net	2,197	947
Goodwill	5,219
Land use rights		261
TOTAL ASSETS	63,821	43,033
Current Liabilities:
Accounts payable	7,173	3,254
Accrued expenses and other payables	1,967	1,446
Amount due to a director/officers	1,216	162
Derivative liability - common stock warrants	673	1,312
Short-term bank loans		607
Income taxes payable	3,002	2,259
Total current liabilities	14,031	9,040
Stockholders Equity:
Common stock, $0.00001 par value, 40,000,000 shares authorized, 7,586,741 and 7,377,668 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	1	1
Preferred stock, $0.00001 par value, 100,000,000 shares authorized, 632,853 and 1,048,759 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively (liquidation preference $1,809,960 and $2,999,451)	900	1,492
Additional paid-in capital	9,718	8,873
Statutory reserve	913	913
Retained earnings	35,087	21,159
Accumulated other comprehensive income	3,171	1,555
Total stockholders' equity	49,790	33,993
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 63,821	$ 43,033